UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23769

X-Square Series Trust

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II

90 Carr 165, Suite 803

Guaynabo, PR 00968

(Address of Principal Executive Offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

With copies of communications to:

Ignacio Canto

X-Square Capital LLC

Centro Internacional de Mercadeo II

90 Carr 165, Ste 803

Guaynabo, Puerto Rico, 00968

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

Registrant’s Telephone Number, including Area Code: (787) 282-1621

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 – March 31, 2025

Item 1.	Report to Stockholders.

(a)

X-SQUARE MUNICIPAL INCOME ETF

Principal Listing Exchange: NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about X- Square Municipal Income ETF for the period of October 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://x2etfs.com/. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Municipal Income ETF	$50	1.00%

How did the Fund perform during the period?

Although the Fed has been cutting rates since Q3 of last year, ZTAX has underperformed due to fiscal policy uncertainty and tariff-related concerns. Despite the strong underlying fundamentals of Puerto Rico’s fiscal position, fears of reduced federal spending and stagflation have weighed on the performance of Puerto Rico municipal bonds. However, we believe policy uncertainty has peaked, and credit markets are likely to begin pricing in greater stability in the coming months. Moreover, recent economic data shows signs of easing inflation, suggesting that stagflation fears have been overstated. This should serve as a tailwind as the market adjusts to the improved outlook. While reduced federal support could pose some fiscal challenges, Puerto Rico’s strong coverage ratio positions it well to meet its debt obligations. We expect the Fund’s performance to reflect these improving conditions in the second half of the year.

How did the Fund perform since inception?

The X- Square Municipal Income ETF, ZTAX, returned -0.18% for the year ended March 31, 2025. This is in contrast to the Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index, which had a 5.59% return for the same time period.

TOTAL RETURN BASED ON $10,000 INVESTMENT

	X- Square Municipal Income ETF - $11,054	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index - $11,359
3/31/25	$11,054.05	$11,367.83
2/28/25	$11,308.07	$11,503.09
1/31/25	$11,194.20	$11,361.26
12/31/24	$11,077.90	$11,275.77
11/30/24	$11,343.81	$11,466.63
10/31/24	$11,223.72	$11,225.34
9/30/24	$11,185.97	$11,399.02
8/31/24	$11,177.42	$11,297.41
7/31/24	$11,143.20	$11,165.79
6/30/24	$11,080.15	$11,044.62
5/31/24	$11,046.63	$10,780.92
4/30/24	$10,967.01	$10,699.74
3/31/24	$11,073.16	$10,765.83
2/29/24	$10,960.21	$10,639.46
1/31/24	$10,817.98	$10,556.51
12/31/23	$10,775.79	$10,605.74
11/30/23	$10,473.06	$10,296.48
10/31/23	$9,883.95	$9,555.76
9/30/23	$9,912.58	$9,711.32
8/31/23	$10,195.49	$10,053.09
7/31/23	$10,219.83	$10,207.89
6/30/23	$10,180.00	$10,141.78
5/31/23	$10,008.00	$9,964.95
5/18/23	$10,000.00	$10,000.00

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Municipal Income ETF	1 Year	Since Inception
X- Square Municipal Income ETF - NAV (Incep. May 18, 2023)	-0.18%	5.50%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index	5.59%	7.09%

FUND STATISTICS

  Total Net Assets$4,544,408
  # of Portfolio Holdings15
  Portfolio Turnover Rate -%
  Advisory Fees Paid$13,585

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	12.12%
3-5 Years	5.68%
5-10 Years	6.02%
> 10 Years	75.92%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058	22.24%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035	13.07%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040	9.66%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039	9.52%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027	7.68%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047	6.16%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031	6.02%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028	5.68%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037	5.67%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%, 07/01/2042	5.04%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://x2etfs.com/.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: ztax@xsquarecapital.com

X-SQUARE MUNICIPAL INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT - March 31, 2025

98422R104–SA–03312025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ZTAX

X-SQUARE MUNICIPAL INCOME **ETF**

X² CAPITAL

SEMI-ANNUAL REPORT

March 31, 2025

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements and Financial Highlights	8
Tax Designations	17

X-Square Municipal Income ETF	Schedule of Investments
March 31, 2025 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS (99.74%)
Commonwealth of Puerto
Rico, Series 2022 A-1
07/01/35, 4.00%	$621,000	$593,875
07/01/37, 4.00%	71,000	67,186
07/01/41, 4.00%	58,000	53,106
07/01/27, 5.63%	337,000	349,043
07/01/31, 5.75%	249,000	273,764
		1,336,974
Matching Fund Special
Purpose Securitization Corp.
10/01/39, 5.00%	425,000	432,610
Puerto Rico Commonwealth
Aqueduct & Sewer
Authority
07/01/42, 4.00%(a)	250,000	229,024
07/01/28, 5.00%(a)	250,000	258,021
07/01/37, 5.00%(a)	250,000	257,687
07/01/47, 5.00%(a)	280,000	280,050
		1,024,782
Puerto Rico Sales Tax
Financing Corp. Sales
Tax Revenue, Series
Restructured Series A-2
07/01/40, 4.33%	450,000	438,957
07/01/58, 4.78%	1,060,000	1,010,603
		1,449,560
Territory of Guam
01/01/36, 4.00%	90,000	86,865
11/15/27, 5.00%	200,000	201,781
		288,646

TOTAL MUNICIPAL BONDS (Cost $4,495,570)		4,532,572

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	1

X-Square Municipal Income ETF	Schedule of Investments
March 31, 2025 (Unaudited)

	7-Day Yield Annualized	Shares
SHORT-TERM INVESTMENTS (1.02%)
BlackRock Liquidity Funds MuniCash	2.89%	46,295	$46,300

TOTAL SHORT TERM INVESTMENTS
(Cost $46,300)			46,300

TOTAL INVESTMENTS (100.76%) (Cost $4,541,870)			4,578,872
Liabilities in Excess of Other Assets (-0.76%)			(34,464)
NET ASSETS (100.00%)			$4,544,408

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $1,024,782, which represents 22.68% of net assets as of March 31, 2025.

See Notes to Financial Statements and Financial Highlights.

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X-Square Municipal Income ETF	Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

ASSETS:
Investments, at fair value (Cost $4,541,870)	$4,578,872
Cash	95
Interest receivable	60,659
Net Receivable due from Adviser (see Note 4)	48,735
Prepaid expenses and other assets	8,073
Total Assets	4,696,434

LIABILITIES:
Accrued chief compliance officer fees payable	1,686
Accrued fund administration and accounting fees payable	15,500
Deferred Tax Liability (see Note 6)	7,770
Transfer Agent fees payable	84,423
Accrued professional fees payable	17,774
Accrued trustees' fees payable	5,729
Other payables and accrued expenses	19,144
Total Liabilities	152,026
Net Assets	$4,544,408

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$4,427,451
Total distributable earnings/accumulated losses	116,957
Net Assets	$4,544,408

NET ASSET VALUE
Net assets	$4,544,408
Shares outstanding (unlimited shares authorized, no par value)	179,000
Net Asset Value per Share	$25.39

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	3

X-Square Municipal Income ETF	Statement of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$96,504
Total Investment Income	96,504

EXPENSES:
Investment advisory fee (see Note 4)	13,585
Fund accounting, administration and compliance fees	43,745
Professional fees	27,101
Trustees' fees and expenses	2,729
Transfer agent fees	43,538
Other expenses	10,663
Total Expenses	141,361
Reimbursement from Adviser/Advisory fee waiver (see Note 4)	(120,446)
Net Expenses	20,915
Net Investment Income, Before Income Taxes	75,589
Net Investment Income, Net of Income Taxes	75,589

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Current and deferred tax benefit/(expense)	8,073
Net realized gain:	8,073
Change in unrealized appreciation/(depreciation) on:
Investment securities, net of taxes	(142,271)
Current and deferred tax benefit/(expense)	29,877
Net change in unrealized appreciation/ (depreciation), net of taxes	(112,394)
Net Realized and Unrealized Loss on Investments	(104,321)
Net Decrease in Net Assets Resulting from Operations	$(28,732)

See Notes to Financial Statements and Financial Highlights.

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X-Square Municipal Income ETF	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$75,589	$135,736
Net realized gain on investments	8,073	18,985
Net change in unrealized appreciation/(depreciation) on investments	(112,394)	244,796
Net Increase/(Decrease) in Net Assets from Operations	(28,732)	399,517

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(163,697)
From return of capital	(93,247)	–
Net Decrease in Net Assets from Distributions to Shareholders	(93,247)	(163,697)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	639,397	663,600
Cost of shares redeemed	–	(603,978)
Net Increase from Capital Share Transactions	639,397	59,622
Net Increase in Net Assets	$517,418	$295,442

NET ASSETS:
Beginning of period	4,026,990	3,731,554
End of period	$4,544,408	$4,026,996

OTHER INFORMATION:
Capital Share Transactions:
Beginning shares	154,000	154,000
Shares sold	25,000	25,000
Shares redeemed	–	(25,000)
Ending Shares	179,000	154,000

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	5

X-Square Municipal Income ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Year Ended September 30, 2024		For the Period May 18 , 2023 (Commencement of Operations) to September 30, 2023
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$26.15		$24.23		$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.47		1.00		0.39
Net realized and unrealized gain/(loss) on investments	(0.62)		2.09		(0.59)
Net increase/(decrease) in Net Asset Value	(0.15)		3.09		(0.20)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	–		(1.17)		(0.46)
From return of capital	(0.61)		–		(0.11)
Total Distributions to Common Shareholders	(0.61)		(1.17)		(0.57)

Net asset value per share - end of period	$25.39		$26.15	(b)	$24.23

Total Investment Return - Net Asset Value(c)	(0.59%)		12.85%		(0.88%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$4,544		$4,027		$3,732
Ratio of actual expenses to average net assets including fee waivers and reimbursements	1.00%		1.09	%(d)	1.70	%(e)
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	6.76%		7.72	%(d)(f)	9.85	%(e)(g)
Ratio of net investment income to average net assets	3.61%		3.85	%(d)	4.13	%(e)
Portfolio turnover rate	0.00	%(h)	53.76%		0.90	%(h)

(a)	Calculated using average shares outstanding.
(b)	Net asset value per share includes GAAP adjustments.

See Notes to Financial Statements and Financial Highlights.

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X-Square Municipal Income ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

(c)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(d)	Ratio includes 0.09% of tax expense attributable to federal statutory income tax.
(e)	Ratio includes $5,948 or 0.60% of tax expense attributable to federal statutory income tax. The fund did not accrue a net deferred tax expense or benefit.
(f)	Ratio includes $26,752 or 0.76% of offering costs that have not been annualized.
(g)	Ratio includes $19,968 or 0.75% of organizational expenses and offering costs that have not been annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | March 31, 2025	7

X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Municipal Income ETF (the “Fund”) is a series of X-Square Series Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to January 29, 2024, the X-Square Municipal Income ETF was known as the X-Square Municipal Income Tax Free ETF. The Trust was organized as a statutory trust on December 2, 2021 under the laws of the State of Delaware. The Fund is an actively managed and non - diversified investment company with an investment objective which seeks to provide income exempt from federal income tax. The Fund’s investment adviser is X-Square Capital, LLC (the “Adviser”).

The Fund offers and issues shares at their net asset value (“NAV”) to certain financial institutions such as registered broker-dealers and banks only in aggregations of a specified number of Shares (each, a “Creation Unit”). A Creation Unit consists of 25,000 Shares. Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares will be listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Balancing Amount, if applicable. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities. A fixed creation or redemption transaction fee of $500, payable to the Fund's custodian, may be imposed for the transfer and other transaction costs associated with each creation or redemption. The Fund may adjust the creation or redemption transaction fee from time to time or waive the fee on certain orders if the Fund's custodian has determined to waive some or all of the fee or another party, such as the Adviser, has agreed to pay such fee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Use of Estimates: The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Portfolio Valuation: The Fund values its portfolio of securities at fair value. The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

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X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

The Fund generally values its Level 1 securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Trustees (“the Board”) using a variety of pricing techniques and methodologies.

The price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined when such prices or quotations are not available, or when the Adviser (the Valuation Designee, as defined in Rule 2a-5) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Semi-Annual Report | March 31, 2025	9

X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day. Cash equivalents are defined as invests in short-term instruments including money market instruments.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Federal Income Taxes: The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. For the period ended March 31, 2025, the federal income tax rate is 21%. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes, using the effective interest method.

Indemnification: The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

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X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$4,532,572	$–	$4,532,572
Short-Term Investments	46,300	–	–	46,300
Total	$46,300	$4,532,572	$–	$4,578,872

There were no Level 3 securities held in the Fund at March 31, 2025. There were no transfers in or out from Level 3 as of and for the six months ended March 31, 2025.

Semi-Annual Report | March 31, 2025	11

X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 0.65% of its average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.10% of the Fund’s average daily net assets for the period ended October 31, 2023, and 1.00% for the period of November 1, 2023 thru March 31, 2025. The Adviser may recoup these fee waivers and expense reimbursements from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit in place at the time of waiver/reimbursement or the expense limits in place at the time of recoupment.

As of March 31, 2025, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

Expiring in 2025(a)	Expiring in 2026	Expiring in 2027	Expiring in 2028
$49,295	$93,045	$233,374	$120,446

(a)	Represents organizational costs expensed as of the one day seed date period ended September 30, 2022.

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor and is an affiliate of the Administrator (defined below). The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares. No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions during the period ended March 31, 2025 for the Fund.

Administration Agreement

ALPS Fund Services, Inc. (the “Administrator” or "ALPS"), provides various accounting services to the Fund pursuant to the fund accounting servicing agreement. The Trust and the Administrator have entered into the fund administration servicing agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from the Administrator’s refusal or failure to comply with the terms of the Administration Agreement or from the Administrator’s bad faith, negligence, or willful misconduct in the performance of its duties under the Administration Agreement.

12	www.x2etfs.com

X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provides chief compliance officer ("CCO") services to the Fund whereby an employee of ALPS serves as the CCO of the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the CCO services agreement. The CCO receives no salary or fees from the Trust.

A Trustee and certain Officers of the Fund are also employees of the Adviser. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $2,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

Transfer Agency Agreement

State Street Bank serves as the Transfer Agent to the Trust. Under the Transfer Agency Agreement, State Street Bank is responsible for maintaining all shareholder records for the Trust.

NOTE 6 — FEDERAL TAX AND TAX BASIS INFORMATION

The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under the method, the Fund determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Fund recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, the Fund utilizes all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. If it's determined that the Fund would be able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than not recognition threshold, the Fund recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Semi-Annual Report | March 31, 2025	13

X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

Deferred U.S. federal income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and U.S. federal income tax purposes. Components of deferred tax assets (liabilities) as of March 31, 2025 are as follows:

As of March 31, 2025
Deferred tax assets:
Net operating loss carryforwards	$–
Capital loss carryforwards
Other deferred tax assets
Less valuation allowance
Total deferred tax assets	$–
Deferred tax liabilities:
Net unrealized appreciation/(depreciation) on investments	$7,700
Total deferred tax liabilities	$7,700
Net deferred tax liability	$7,700

Currently the federal income tax rate for a corporation is 21%. As of March 31, 2025, the Fund recorded a net deferred tax liability for its investments. Should a deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset. Components of the Fund’s deferred tax asset (liability) are as follows:

Current:
Deferred Tax Asset	$–
Deferred Tax Liability	$(7,770)
Total	$(7,770)

The Fund's income tax provision consists of the following as of March 31, 2025:

Current:
Federal	$–
Total	$–

Deferred & other:
Federal	$(7,770)
Valuation Allowance	$–
Total	$(7,770)
Total Income Tax (Expense) Benefit	$(7,770)

14	www.x2etfs.com

X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

As of March 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Cost of investments for income tax purposes:	$4,541,870
Gross appreciation:	$69,968
Gross depreciation:	$(32,966)
Net unrealized appreciation/(depreciation):	$37,002

The tax character of the distributions paid during the period ended September 30, 2024 was as follows:

Ordinary Income:	$163,697
Return of Capital:	$–

The tax character of the distributions paid during the fiscal period ended March 31, 2025 was as follows:

Ordinary Income:	$–
Return of Capital:	$93,247

NOTE 7 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2025 were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$688,354	$–

There no purchases or sales of long-term U.S. government securities for the period ended March 31, 2025.

NOTE 8 — ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment. Disclosures (“ASU 2023-07”) during the year. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure. The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODMs assesses performance.

Semi-Annual Report | March 31, 2025	15

X-Square Municipal	Notes to Financial Statements
Income ETF	and Financial Highlights

March 31, 2025 (Unaudited)

NOTE 9 — SUBSEQUENT EVENTS

Effective April 1, 2025, the Operating Expenses Limitation Agreement between X-Square Series Trust (the “Trust”), on behalf of X-Square Municipal Income ETF (the “Fund”), and X-Square Capital, LLC is revised to reflect an expense limitation of 0.85% of the Fund’s average daily net assets.

16	www.x2etfs.com

X-Square Municipal Income ETF	Tax Designations
March 31, 2025 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without a charge, upon request, by contacting the Fund at 1-787-282-1621 and on the SEC’s website at http://www.sec.gov.

PROXY VOTING

A description of the Fund’s proxy voting policies and procedures is available (1) without charge, upon request, by calling 1-787-282-1621, (2) on the Fund’s website located at http://www.xsquarecapital.com, or (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 will be available on the SEC’s website at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT

The X-Square Municipal Income Fund (the “Fund”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each fund in the series (each a “Fund”). The Program is overseen by the Adviser. The Fund’s Board of Trustees (the “Board”) has approved the designation of the Adviser to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including, among others, an annual assessment of factors that influence a Fund’s liquidity the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Adviser's assessment of their relative liquidity under both current market conditions and reasonably foreseeable stressed conditions, as well as minimum levels of highly liquid investments.

At a meeting the occurred on November 15, 2024, the board received a report from the Adviser that addresses the operation of the Program and assessed its adequacy and effectiveness of implementation. The report revealed that, during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The report further discussed the liquidity classification methodology of each Fund and the liquidity classification of the Fund’s investments over the period. The report further noted that no material changes have been made to the Program since its implementation. The report provided to the Board included a conclusion that the Program appeared to reasonably designed and operated effectively during the review period.

Semi-Annual Report | March 31, 2025	17

X² CAPITAL

CONNECT WITH US

www.x2etfs.com/ztax

ZTAX@xsquarecapital.com

(787) 282-1621

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Renewal of Investment Advisory Agreement with X-Square Capital, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of X-Square Series Trust (the “Trust”) held on November 21, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement between X-Square Capital, LLC (“X-Square”) and the Trust, with respect to X-Square Municipal Income ETF (the “Fund”). In considering the renewal of an investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between X-Square and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement and the weight to begiven for each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have been afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent, and Quality of Services: The Board noted that X-Square was a registered investment adviser since 2015 and that X-Square managed approximately $492 million in assets as of September 30, 2024. The Board reviewed the background information of X-Square’s key investment professionals servicing the Fund, noting their educations and wide range of industry experience, and that the Fund had benefited from X-Square’s experience and expertise. The Board acknowledged that X-Square’s specialty was identifying unique investment opportunities based on their extensive knowledge of idiosyncratic themes, industry and market fundamentals, coupled with a strong liability and risk management framework. They acknowledge that X-Square intended to invest at least 80% of the Fund’s assets in in municipal securities issued by Puerto Rico, Guam and the U.S. Virgin Islands. The Board noted that municipal securities could be of any maturity, duration or credit rating including those rated below investment grade (commonly known as “junk bonds”) and that the Fund considered non-investment grade fixed income securities to be those rated lower than Baa3 by Moody’s Investors Service or lower than BBB- by Standard and Poor’s Rating Group.

The Board noted that X-Square proposed to select municipal security investments that it considered to be attractive relative values, and that X-Square identified municipal security investments by analyzing the issuer’s legal and economic fundamentals, strength and quality of revenues and various other fundamentals. The Board also noted X-Square seeks to provide attractive yield for the Fund and aims to maximize the liquidity of the Fund’s portfolio by identifying individual bonds with favorable liquidity and trading volume characteristics. The Board acknowledged that X-Square planned to leverage its Bloomberg AIM portfolio management platform to minimize execution and post-execution risks, Blomberg’s EMSX function to execute electronic trades and VCON tickets to electronically confirm its OTC transactions. The Board noted that X-Square selects broker-dealers based on best execution at the most favorable price and several other factors, and that X-Square has a Best Execution Committee that meets annually to assess factors influencing the execution of trades. The Board considered X-Square’s cybersecurity policies and acknowledged Mr. Canto’s assertion that X-Square’s back-up systems and disaster recovery plan had proven effective in various circumstances. The Board noted that it appeared that X-Square’s compliance program was working well, and that X-Square did not report any compliance, regulatory or litigation issues in their responses. The Board also noted the X-Square maintained insurance. The Board concluded that X-Square had demonstrated that it was focused on providing high quality of service to the Fund and its shareholders.

Performance: The Board reviewed the investment objective of the Fund and discussed X-Square’s explanation that there were not any appropriate broad-based securities market indices or other funds with strategies comparable to that of the Fund’s because the Fund was a unique, first time mover in the space. The Board also acknowledge that X-Square noted that performance could be measured by tracking it against the S&P Municipal Bond Puerto Rico Index but that a significant tracking error would exist due to the Fund’s investments in US Virgin Islands and Guam bonds. After discussion, the Board recognized that Fund was unique without a comparable peer group or benchmark, but that X-Square could be expected to provide reasonable long-term results for the Fund and its shareholders. The Board concluded that X-Square had provided reasonable returns for the Fund and its shareholders.

Fees and Expenses: The Board acknowledged that X-Square’s advisory fee for the Fund was higher than the average of its peer group, but below the peer group high. The Board also noted that the Fund’s net expense ratio was higher than its peer group, but below the peer group high. The Board discussed the impact of the expense limitation agreement, and further recognized the Fund’s niche investment strategy and X-Square’s explanation that many of the funds in its peer group had much larger assets than the Fund. Given these and other considerations, the Board concluded that X-Square’s advisory fee for the Fund was not unreasonable.

Profitability: The Board reviewed X-Square’s profitability analysis in connection with its management of the Fund and acknowledged that X-Square was not earning a profit. The Board concluded that excessive profitability was not an issue for X-Square at this time.

Economies of Scale: The Board discussed the asset size of the Fund and its prospects for continued growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion: The Board concluded, based on consideration of all factors that it deemed material, and assisted by the advice of independent counsel, that it would be in the best interest of the Fund and its shareholders to approve the continuation of the investment advisory agreement for an additional one-year term. In making such determination, the Board considered all factors and no one factor alone was deemed dispositive.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	June 4, 2025